Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of Momo Inc., its subsidiaries, its VIEs and VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, cost and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, the acquisition’s purchase price allocation, the useful lives and impairment of property and equipment and intangible assets, the impairment of goodwill, the valuation allowance for deferred tax assets, and share-based compensation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of bank deposits with an original maturity of over three months.
Accounts receivable

Accounts receivable

Accounts receivable primarily represents the cash due from third-party application stores and other payment channels and advertising customers, net of allowance for doubtful accounts. The Group makes estimates for the allowance for doubtful accounts based upon its assessment of various factors, including the age of accounts receivable balances, credit quality of third-party application stores and other payment channels, advertising customers and other customers, current economic conditions and other factors that may affect their ability to pay. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable.

Financial instruments

Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, term deposits, accounts receivable, equity securities without readily determinable fair value, accounts payable, deferred revenue, income tax payable, amount due from related parties and amount due to related parties.

Cash and cash equivalents are recorded at fair value based on the quoted market price in an active market. The carrying values of term deposits, accounts receivable, accounts payable, deferred revenue, income tax payable, amount due from related parties and amount due to related parties approximate their fair values due to short-term maturities. It is not practical to estimate the fair value of the Group’s equity securities without readily determinable fair value because of the lack of quoted market price and the inability to estimate fair value without incurring excessive costs.

Foreign currency risk

Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of RMB4,116 million and RMB2,008 million as of December 31, 2017 and 2018, respectively, which were denominated in RMB.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Company and equity instruments issued. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

The Company adopted Accounting Standard Update (“ASU”) 2017-01 “Business Combination (Topic 805): Clarifying the Definition of a Business” on January 1, 2018 and applied the new definition of a business prospectively for acquisitions made subsequent to December 31, 2017. Upon the adoption of ASU 2017-01, a new screen is introduced to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business. The adoption of this standard requires future purchases to be evaluated under the new framework.

Equity securities without readily determinable fair value

Equity securities without readily determinable fair value

The Company adopted ASC Topic 321, Investments—Equity Securities (“ASC 321”) on January 1, 2018. Prior to 2018, the Company carried at cost its investments in investees that do not have readily determinable fair value and over which the Company does not have significant influence, in accordance with ASC Subtopic 325-20, Investments-Other: Cost Method Investments. Management regularly evaluates the impairment of the cost method investments based on the performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.

Subsequent to the Company’s adoption of ASC 321 for equity securities without readily determinable fair value do not qualify for the existing practical expedient available in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) there the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

Pursuant to ASC 321, for those equity securities that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

Equity method investments

Equity method investments

The investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For the investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group’s influence over the partnership operating and financial policies is determined to be more than minor. Accordingly, the Group accounts for these investments as equity method investments.

Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of operations; however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “share of income on equity method investments” in the consolidated statements of operations.

An impairment change is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

The Group estimates the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Available-for-sale investments

Available-for-sale investments

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments.

Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Realized gains and losses and provision for decline in value judged to be other than temporary, if any, are recognized in the consolidated statements of operations.

The Group continually reviews its available-for-sale investments to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value; the financial condition, operating performance and the prospects of the available-for-sale investee; and other specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the available-for-sale investee is written down to fair value. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Intangible assets

Intangible assets

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Purchased intangible assets and intangible assets arising from acquisitions are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Copyright	1 year
License	3.2-10 years
Technology	3 years
User base	5 years
Trade name	10 years

Impairment of long-lived assets with finite lives

Impairment of long-lived assets with finite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.

Goodwill

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company has an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Convertible senior notes

Convertible senior notes

The Group determines the appropriate accounting treatment of its convertible senior notes in accordance with the terms in relation to the conversion feature, call and put options, and beneficial conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 “Derivatives and Hedging” and ASC 470 “Debt”. The debt discount, if any, together with the related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest maturity date. Interest expenses are recognized in the consolidated statement of operation in the period in which they are incurred.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Revenue recognition

Revenue recognition

Adoption of ASC, “Revenue from Contracts with Customers”

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Topic 606”) as modified by subsequently issued ASUs 2015-14, 2016-08,2016-10, 2016-12 and 2016-20 (collectively “ASU 2014-09”).

On January 1, 2018, the Group adopted Topic 606 by applying the modified retrospective method to contracts that were not completed as of January 1, 2018. Results for the reporting periods beginning after January 1, 2018 are presented under Topic 606 while prior period amounts are not adjusted and continue to be reporting in accordance with the Group’s historical accounting under Topic 605. The adoption of Topic 606 did not have a material impact on the Group’s consolidated results of operations, financial position or cash flows but resulted in additional disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Group principally derives its revenue from live video services, value-added services, mobile marketing services, mobile games and other services. The Group recognizes revenue when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services. The Group applied the five steps method outlined in Topic 606 to all revenue streams. In addition, the standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

For the years ended December 31, 2016, 2017 and 2018, all the revenue for the periods was recognized from contracts with customers. The Group’s revenue is reported net of discounts, value added tax and surcharges.

The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segments:

	For the year ended December 31, 2018
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	10,709,491	—	—
Value-added services	1,465,152	417,998	—
Mobile marketing	500,321	—	—
Mobile games	130,392	—	—
Other services	7,065	—	178,002

Total	12,812,421	417,998	178,002

	For the year ended December 31, 2017
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	7,429,906	—	—
Value-added services	695,798	—	—
Mobile marketing	514,279	—	—
Mobile games	241,388	—	—
Other services	3,452	—	1,567

Total	8,884,823	—	1,567

	For the year ended December 31, 2016
	Momo	Tantan	QOOL
	RMB	RMB	RMB
Live video service	2,534,604	—	—
Value-added services	449,781	—	—
Mobile marketing	441,644	—	—
Mobile games	236,238	—	—
Other services	45,091	—	—

Total	3,707,358	—	—

(a)	Live video service

The Group is principally engaged in providing live video services whereby users can enjoy live performances and interact with the broadcasters for free during the performance. Broadcasters can either host the performance on their own or join a talent agency. The Group generates revenue from sales of virtual items to its customers. The Group designs, creates and offers various virtual items for sales to users with pre-determined stand-alone selling price, which if users chose to, can be purchased and be presented to the broadcasters to show their support during their live video performance. The Group has a recharge system for users to purchase the Group’s virtual currency that can then be used to purchase virtual items on the Group’s platform. Users can recharge via various third-party application stores and other payment channels. Virtual currency is non-refundable and does not have any expiration date. Based on the turnover history of virtual currency, the Group determined that the virtual currency is often consumed soon after it is purchased and accordingly, the Group concluded that any breakage would be insignificant. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated. All virtual items are non-refundable, consumed at a point-in-time and expire in a few days after the purchase. Under arrangements entered into with broadcasters and talent agencies, the Group shares a portion of the revenues derived from the sales of virtual items with them (“Revenue Sharing”).

The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its live video service revenues on a gross basis with amounts billed to users for the virtual items recorded as revenues and the Revenue Sharing paid to broadcasters and talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the live video service. Revenue related to each of the virtual items is recognized at the point in time when the virtual item is transferred directly to the broadcasters and consumed by them. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the user after the virtual items are consumed.

Users also have the right to purchase various combinations of virtual items in the live video, which are generally capable of being distinct. Specifically, the Group enters into certain contracts with its users where virtual item coupons are granted to users simultaneously with a purchase of a virtual item. The virtual item coupon can be used by the users to exchange for free virtual items in the future. Such virtual item coupons typically expire a few days after being granted. The Group has determined that the virtual item coupons represent a material right under Topic 606 which is recognized as a separate performance obligation at the outset of the arrangement. Judgment is required to determine the standalone selling price for each distinct virtual item and virtual item coupon. The Group allocates the consideration to each distinct virtual item and virtual item coupon based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct virtual item in accordance with the revenue recognition method discussed above unless otherwise stated. Revenue for the virtual item coupons are recognized when the virtual items purchased with the virtual item coupons are consumed. Although virtual item coupons have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual currency coupons are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented.

The Group does not provide any right of return and does not provide any other credit or incentive to its users.

(b)	Value-added services

Value-added services revenues mainly include membership subscription revenue and virtual gift service revenue. Membership subscription is a service package which enables members to enjoy additional functions and privileges. The contract period for the membership subscription ranges from one month to one year. All membership subscription is nonrefundable. The Group has determined that its membership subscription services represent one performance obligation. The Group collects membership subscription in advance and records it as deferred revenue. Revenue is recognized ratably over the contract period as the membership subscription services are delivered.

Virtual gift service was launched in 2016 to enhance users’ experience of interaction and social networking with each other. Users are able to purchase virtual items and send them to other users. The Group shares a portion of the revenues derived from the sales of virtual items with the recipient of the virtual item. All virtual items are nonrefundable, consumed at a point-in-time and expire a few days after the purchase. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users, and the forfeiture rate remains relatively low for the periods presented. The Group collects the cash from the purchase of virtual items and recognized the sales of virtual items when the performance obligation is satisfied. The Group has determined that it has one single performance obligation which is the display of the virtual item for the users who purchase them. Revenues derived from the sale of virtual items are recorded on a gross basis as the Group has determined that it is the principal in providing the virtual gift services for the same reasons outlined in the revenue recognition policy for its live video services. The portion paid to gift recipients is recognized as cost of revenues.

(c)	Mobile marketing

The Group provides advertising and marketing solutions to customers for promotion of their brands and conduction of effective marketing activities through its mobile application.

Display-based mobile marketing services

For display-based online advertising services such as banners and location-based advertising on the mobile applications, the Group has determined that its mobile marketing services represent one performance obligation. Accordingly, the Group recognizes mobile marketing revenue ratably over the period that the advertising is provided commencing on the date the customer’s advertisement is displayed, or based on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.

Performance-based mobile marketing services

The Group also enables advertising customers to place link on its mobile platform on a pay-for-effectiveness basis, which is referred to as the cost for performance model. The Group charges fees to advertising customers based on the effectiveness of advertising links, which is measured by active clicks. The Group has determined that its mobile marketing services represent one performance obligation. Accordingly, the Group recognizes mobile marketing revenue based on sales of effective clicks. Revenue is estimated by the Group based on its internal data, which is confirmed with respective customers periodically, or is recognized based on a fixed unit price.

The Group’s mobile marketing revenues are recognized net of agency rebates, if applicable. Agency rebates have not been material for the years ended December 31, 2016, 2017 and 2018.

(d)	Mobile games

The Group publishes both licensed mobile games developed by third-party game developers and its self-developed games to the game players through its mobile application.

Licensed mobile games

The Group generates revenue from offering services of mobile games developed by third-party game developers. All of the licensed games can be accessed and played by game players directly through the Group’s mobile game platform. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be the promotion of the game developers’ games. The Group generally collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers. Purchases of in-game currencies are not refundable after they have been sold unless there is unused in-game currencies at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game becomes consistently insignificant. The Group does not currently expect to pay any material cash refunds to game players or game developers in connection with a discontinued game. The majority of the licensed mobile games revenue is derived from non-exclusive mobile games services further discussed below.

Licensed mobile games - Non-exclusive mobile games services

The Group enters into non-exclusive agreements with the game developers and offers the Group’s mobile game platform for the mobile games developed by the game developers. The Group considers its performance obligation under its arrangements with the game developers to be the offering of its mobile game platform for the game developers. The Group has determined that it has no additional performance obligation to the developers or game players upon the players completion of the corresponding in-game purchase. Therefore, the Group has determined that it is not the principal in the transaction and accordingly, revenues derived from the sale of in-game currencies are recorded net of remittances to game developers and commission fees made to third-party application stores and other payment channels. Revenue is further recognized at the end of the estimated consumption date by individual game (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time ranging from two to three days after the purchase of the in-game currencies.

Self-developed mobile game

In February 2015, the Group launched one self-developed game on its platform and started to generate revenues by in-game sales of virtual items. The Group has determined that it has a single performance obligation to the players who purchased the virtual items to gain an enhanced game-playing experience over the playing period of the paying players. Accordingly, the Group recognizes revenues ratably over the estimated average period of player relationship starting from the point in time when the players purchase the virtual items and once all other revenue recognition criteria are met. The Group operated eight and four self-developed mobile games in 2017 and 2018, respectively. The estimated periods of the player relationship ranged from 56 to 79 days as of December 31, 2017, and was 77 days as of December 31, 2018, respectively.

The Group has determined that it is the principal in fulfilling all obligations related to the mobile game operations for self-developed games. Accordingly, revenues are recognized on a gross basis. Commission fees paid to third-party application stores and other payment channels are recorded as cost of revenues.

(e)	Other services

Revenues from other services in the year ended December 31, 2018 mainly consisted of revenues generated from advertisement resulting from the broadcasting of one television program produced by the Group. During the year ended December 31, 2018, the Group signed an agreement with a television station, under which the Group is responsible for the production of the television program content, which was completed by December 31, 2018. The television station was responsible for providing advertising and marketing solutions to customers in addition to broadcasting the television program content. Revenue generated from the above is in the form of the advertising fees, shared between the television station and the Group based on a pre-determined percentage stated in the agreement. The Group determined that its television content production service represented one performance obligation. The broadcasting of the content was completed in the year ended December 31, 2018 and the revenue was recognized ratably during the period when the content was broadcasted on the television station.

Practical expedients and exemptions

Practical expedients and exemptions

The Group’s contracts have an original duration of one year or less. Accordingly, the Group does not disclose the value of unsatisfied performance obligations. Additionally, the Company generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling and marketing expenses.

Contract balances

Contract balances

Contract balances include accounts receivable and deferred revenue. Accounts receivable represent cash due from third-party application stores and other payment channels as well as from advertising customers and are recorded when the right to consideration is unconditional. The allowance for doubtful accounts reflects the best estimate of probable losses inherent to the account receivable balance. The Group recorded no impairment charges related to contract assets in the period. Deferred revenue primarily includes cash received from paying users related to the Group’s live video service and value-added service as well as cash received from the Group’s advertising customer. Deferred revenue is recognized as revenue over the estimated service period or when all of the revenue recognition criteria have been met. Revenue recognized in 2018 that was included in the deferred revenue balance as of January 1, 2018 was RMB 422,028.

Cost of revenues

Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, including but not limited to revenue sharing with the broadcasters and talent agencies resulting from the sale of virtual items, production cost in connection the television content, bandwidth costs, commission fee paid to third-party application stores and other payment channels except for those paid related to licensed mobile games which are recorded net of revenue, salaries and benefits paid to employee, depreciation and amortization. These costs are expensed as incurred except for the direct and incremental platform commission fees to third-party application stores and other payment channels and production cost in connection with the television content which are deferred in “Prepaid expenses and other current assets” on the consolidated balance sheets. Such deferred costs are recognized in the consolidated statements of operations in “Cost of revenues” in the period in which the related revenues are recognized.

Government subsidies

Government subsidies

For the government subsidies not subject to further performance obligations or future returns, the Group records the amounts as other income when received from local government authority. Whereas for the government subsidies with certain future performance obligations, the Group recognizes those as liabilities when received until the performances obligations have been met at which time, those are recognized as other income. Government subsidies recorded as other income amounted to RMB2,000, RMB141,688 and RMB223,995 for the years ended December 31, 2016, 2017 and 2018.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) technological service fee, office rental and depreciation expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the research and development of new features for its mobile platform and its self-developed mobile games. The Group has expensed all research and development expenses when incurred.

Value added taxes ("VAT")

Value added taxes (“VAT”)

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets. VAT is also reported as a deduction to revenue when incurred and amounted to RMB367,635, RMB812,249 and RMB1,136,034 for the years ended December 31, 2016, 2017 and 2018, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely than- not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation and change in reporting currency

Foreign currency translation and change in reporting currency

The reporting currency of the Company is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“US$”). The Company’s operations are principally conducted through the subsidiaries, its VIEs and VIEs’ subsidiaries located in the PRC where the local currency is the functional currency.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.

Assets and liabilities of the Group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

Starting from the fourth quarter of 2018, the Group changed its reporting currency from US$ to RMB, to reduce the impact of increased volatility of the RMB to US$ exchange rate on the Group’s reported operating results. The aligning of the reporting currency with the underlying operations will better depict the Group’s results of operations for each period. The related financial statements prior to October 1, 2018 have been recasted to RMB as if the financial statements originally had been presented in RMB since the earliest periods presented. The change in reporting currency resulted in cumulative foreign currency translation adjustment to the Group’s comprehensive income amounted to a gain of RMB175,963, a loss of RMB155,368 and a gain of RMB198,654 for the years ended December 31, 2016, 2017 and 2018, respectively.

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.8755 on the last trading day of 2018 (December 31, 2018) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.

Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising expenses

Advertising expenses

The Group expenses advertising expenses as incurred. Total advertising expenses incurred were RMB367,532, RMB1,036,053 and RMB1,236,167 for the years ended December 31, 2016, 2017 and 2018, respectively, and have been included in sales and marketing expenses in the consolidated statements of operations.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale investments and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees and executives are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Share-based compensation with cash settlement features is classified as liabilities. The percentage of the fair value that is accrued as compensation cost at the end of each period is based on the percentage of the requisite service that has been rendered at that date. Changes in fair value of the liability classified award that occur during the requisite service period is recognized as compensation cost over that period. These awards typically vest over a period of four years, but may fully vest due to the achievement of certain performance conditions. Share-based compensation expense is recognized on an accelerated basis if it is probable that the performance conditions will be achieved during the vesting period.

Share awards issued to consultants are measured at fair value at the earlier of the commitment date or the date the services are completed and recognized over the period the services are provided.

The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate is recognized through a cumulative catch-up adjustment in the period of change.

Changes in the terms or conditions of share options are accounted as a modification. The Group calculates the excess of the fair value of the modified option over the fair value of the original option immediately before the modification, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period that the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share

Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group determined that the nonvested restricted shares are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and nonvested restricted shares to the extent that each class may share the income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the nonvested restricted shares are not contractually obligated to share the loss.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had share options, restricted share units and convertible senior notes, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of the share options and restricted share units is computed using the treasury stock method, and the effect of the convertible senior notes is computed using the as-if-converted method.

Recent accounting pronouncements adopted

Recent accounting pronouncements adopted

On January 1, 2018, the Company adopted Topic 606. Under the standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company applied the five step method outlined in Topic 606 to all revenue streams and elected to adopt the standard using the modified retrospective method. Refer to Note 2, Revenue recognition for further details.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU also provides a new measurement alternative for equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. This update was issued to clarify certain narrow aspects of the guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.

ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption for certain provisions. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group adopted ASU 2016-01 and ASU 2018-03 under the modified retrospective method in the fiscal year of 2018. The adoption of 2016-01 and ASU 2018-03 did not have a significant impact on the Company’s consolidated results of operations, financial position or cash flows.

In November 2016, the FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group adopted ASU 2016-18 under the retrospective method in the fiscal year of 2018. The adoption of 2016-18 did not have a significant impact on the Company’s cash flows for the years ended December 31, 2016, 2017 and 2018.

In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Definition of a Business. The Update requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this update (1) require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. Public business entities should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim periods within those periods. Early application of the amendments in this update is allowed. The amendments in this Update should be applied prospectively on or after the effective date. No disclosures are required at transition. The Group adopted this guidance on January 1, 2018. The adoption did not have significant impact on the Company’s consolidated results of operations, financial position or cash flows.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Group will adopt ASU 2016-02 on January 1, 2019 using the modified retrospective method. The Group will elect the package of practical expedients permitted under the transition guidance, which allows the Group to carry forward the historical lease classification and, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group will also elect the practical expedient not to separate lease and non-lease components for certain classes of underlying assets and the short-term lease exemption for contracts with lease terms of 12 months or less. Certain operating leases related to offices and internet data center (“IDC”) facilities will be subject to ASU 2016-02 and right-of-use assets and lease liabilities will be recognized on the Group’s consolidated balance sheet. The Company currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Company’s balance sheet for certain in-scope operating leases. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting to simplify the accounting for share-based payments to nonemployees (“ASU 2018-07”) by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. The guidance is effective for public business entities in annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted, including in an interim period. The Group will adopt ASU 2018-07 on January 1, 2019 using grant date fair value to measure equity-classified nonemployee awards. The Group does not expect that the adoption of ASU 2018-07 will have a significant impact on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company is currently in the process of evaluating the impact of the adoption of ASU 2018-13 on its consolidated financial statements.

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials (“ASU 2019-02”) which improves GAAP by aligning the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. In addition, ASU 2019-02 requires that an entity test a film or license agreement for program material within the scope of ASC 920-350 for impairment at a film group level when the film or license agreement is predominantly monetized with other films and/or license agreements. The presentation and disclosure requirements in ASU 2019-02 also increase the transparency of information provided to users of financial statements about produced and licensed content. This update will be effective for the Company’s fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

Revenues [Member]
Concentration of credit risk and revenue	Concentration of revenue No user or customer accounted for 10% or more of net revenues for the years ended December 31, 2016, 2017 and 2018, respectively.
Accounts Receivable [Member]
Concentration of credit risk and revenue

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, term deposits and accounts receivable. The Group places their cash with financial institutions with high-credit ratings and quality.

Third-party application stores and other payment channels accounting for 10% or more of accounts receivables are as follows:

	As of December 31,
	2017	2018
A	23%	14%
B	19%	12%
C	21%	0%

Users or customers accounting for 10% or more of accounts receivables is as follows:

	As of December 31,
	2017	2018
D	0%	59%